PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2019
PREPAID EXPENSES
Schedule of prepaid expenses

	12.31.19	12.31.18
Advertising and publicity	249,433	252,900
Insurance	20,459	24,867
Rental	184,248	32,792
Software and networks maintenance	33,863	17,485
Incremental costs - IFRS 15	330,919	255,391
Financial charges	30,521	43,853
Personal	30,135	33,970
Taxes and other	27,007	54,717
Total	906,585	715,975

Current	686,503	581,743
Non-current	220,082	134,232